Statement of Stockholders Equity Annual - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 172,503	$ 244,588	$ 221,291	$ 195,800
Shares, Issued, Beginning Balance at Dec. 31, 2018	172,503,000
Cancellation of common shares	$ (2,500)	2,500
[custom:CancellationOfCommonSharesShares]	(2,500,000)
Net loss			(61,286)	(61,286)
Ending balance, value at Dec. 31, 2019	$ 170,003	247,088	282,577	134,514
Shares, Issued, Ending Balance at Dec. 31, 2019	170,003,000
Net loss			(64,441)	(64,441)
Issuance of common shares for cash	$ 439	65,455		65,894
Stock Issued During Period, Shares, New Issues	439,300
Ending balance, value at Dec. 31, 2020	$ 170,442	312,543	347,018	135,967
Shares, Issued, Ending Balance at Dec. 31, 2020	170,442,300
Net loss			(34,059)	(34,059)
Issuance of common shares for cash	$ 689	171,561		172,250
Stock Issued During Period, Shares, New Issues	689,000
Ending balance, value at Jun. 30, 2021	$ 171,131	$ 484,104	$ 381,077	$ 274,158
Shares, Issued, Ending Balance at Jun. 30, 2021	171,131,300